Costs and estimated earnings on uncompleted contracts	12 Months Ended
Dec. 31, 2011
Costs and estimated earnings on uncompleted contracts
4	Costs and estimated earnings on uncompleted contracts

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

Costs incurred on uncompleted contracts	274,351,748	329,791,236	52,340,338
Estimated earnings	200,766,895	257,212,670	40,821,576
	475,118,643	587,003,906	93,161,914
Less: Billings to date	(364,712,537)	(455,188,895)	(72,241,885)
	110,406,106	131,815,011	20,920,029

The amounts are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

Costs and estimated earnings in excess of billings on uncompleted contracts	132,656,349	169,384,841	26,882,642
Billings in excess of costs and estimated earnings on uncompleted contracts	(22,250,243)	(37,569,830)	(5,962,613)
	110,406,106	131,815,011	20,920,029

Cost and estimated earnings in excess of billings comprise principally amounts of revenue recognized on contracts for which billings had not been presented to customers because the amounts were not billable at the balance sheet date. The unbilled amounts receivable as of December 31, 2011 is RMB169,384,841 equivalent to USD26,882,642 (2010: RMB132,656,349 equivalent to USD20,030,554).